Shareholder Report, Holdings (Details) - C000014303	Apr. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Total Investments	11.30%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.50%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.40%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.70%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	5.10%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_380237107
Holdings [Line Items]
Percent of Total Investments	2.70%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%